SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 26, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
SHAREHOLDERS' EQUITY
Common stock issued	10,790,413	10,790,413		10,785,913
Common stock, shares outstanding	10,790,413	10,790,413	10,786,913	10,785,913		11,067,402	11,067,402	11,067,402	11,067,402	11,067,402	11,067,402
Number of shares issued during the period	4,500
Number of shares authorized to repurchase under stock repurchase program					400,000